FINANCIAL INSTRUMENTS (Details 1) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Long-term Investments	$ 1,746,000	$ 3,939,000
Amounts Receivable	2,672,000	1,208,000
Accounts Payable And Accrued Liabilities	9,469,000	3,260,000
Due To Related Parties	28,000	163,000
MXN [Member]
Statement [Line Items]
Cash	4,097,000	3,576,000
Due from related parties	1,402,000	0
Long-term Investments	0	0
Reclamation Bonds	0	0
Amounts Receivable	0	0
Accounts Payable And Accrued Liabilities	(85,486,000)	(57,604,000)
Due To Related Parties	0	0
Finance Lease Obligations	(161,000)	(1,000)
Net Exposure	(80,148,000)	(54,029,000)
Us Dollar Equivalent	(4,136,000)	(2,363,000)
CDN [Member]
Statement [Line Items]
Cash	250,000	1,450,000
Due from related parties	0
Long-term Investments	2,365,000	4,976,000
Reclamation Bonds	4,000	6,000
Amounts Receivable	34,000	33,000
Accounts Payable And Accrued Liabilities	(108,000)	(211,000)
Due To Related Parties	(135,000)	(206,000)
Finance Lease Obligations	(343,000)	(394,000)
Net Exposure	2,067,000	5,654,000
Us Dollar Equivalent	$ 1,526,000	$ (4,054,000)